ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 2,476,248	$ 3,121,361
Customer deposits	1,362,770	4,877,924
Accrued penalty for the early termination of exclusive agency agreement (Note 18(d))	9,822,602	10,386,179
Accrued expenses	8,578,908	8,177,991
Other current liabilities	10,618,219	4,565,222
Accrued expenses and other current liabilities	$ 32,858,747	$ 31,128,677